ACCOUNTING POLICIES - (Details)	1 Months Ended		12 Months Ended	23 Months Ended
	Dec. 31, 2027 USD ($)	Feb. 28, 2026 USD ($)	Dec. 31, 2025 USD ($) segment item MW	Dec. 31, 2027	Apr. 28, 2026 USD ($)	Dec. 12, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2021
ACCOUNTING POLICIES
Number of mining machines removed and refurbished for redeployment | item			23,000
Cash and cash equivalents			$ 2,204,000				$ 8,626,000	$ 7,443,000	$ 20,092,000
Number of reportable segments | segment			1
Disclosure of liquidity position after the end of the reporting period
ACCOUNTING POLICIES
Average price per bitcoin		$ 68,869
Improvements To Data Centre
ACCOUNTING POLICIES
Useful life, property, plant and equipment			5 years
Office Equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment			3 years
Data centres and assets under construction
ACCOUNTING POLICIES
Useful life, property, plant and equipment			25 years
Electrical equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment			7 years
Canada
ACCOUNTING POLICIES
Minimum contracted Bitcoin power capacity | MW			5
Alabama
ACCOUNTING POLICIES
Minimum contracted Bitcoin power capacity | MW			2
Forecast | Disclosure of liquidity position after the end of the reporting period
ACCOUNTING POLICIES
Average price per bitcoin	$ 145,281
Percentage of compound monthly growth rate				3.85%
November 2021 unsecured bond 8.75%
ACCOUNTING POLICIES
Interest rate			8.75%			8.75%				8.75%
Subscription facility with controlling shareholder | Disclosure of liquidity position after the end of the reporting period
ACCOUNTING POLICIES
Amount of loan facility					$ 5,000,000
Undrawn borrowing facilities					2,500,000
Subscription facility with controlling shareholder | Subscription facility agreement
ACCOUNTING POLICIES
Amount of loan facility					$ 5,000,000
Minimum
ACCOUNTING POLICIES
Percentage of voting rights			20.00%
Minimum | Mining And Computer Equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment			3 years
Maximum
ACCOUNTING POLICIES
Percentage of voting rights			50.00%
Maximum | Mining And Computer Equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment			4 years